Leases - Lease Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Beginning balance, lease liabilities	$ 4,499	$ 3,583
Additions to lease liabilities	11,826	2,362
Interest expense on lease liabilities	617	572	$ 265
Payments on leases	(4,156)	(1,541)
Reclassification to liabilities associated with the assets held for sale		(607)
Effect of change in foreign currency	(154)	130
Ending balance, lease liabilities	$ 12,632	$ 4,499	$ 3,583